Employee Cost - Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants (Detail)	12 Months Ended
	Dec. 31, 2020 € / shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Warrants, Granted	6,148,004
Weighted Average Exercise, Granted	€ 69.97
Weighted Average Life, Granted	91 months	94 months	96 months
Granted In 2012-2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2012-2017
Number of Warrants, Granted	2,247,134
Weighted Average Exercise, Granted	€ 20.83
Weighted Average Life, Granted	66 months
Granted in 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2018
Number of Warrants, Granted	1,288,400
Weighted Average Exercise, Granted	€ 54.56
Weighted Average Life, Granted	94 months
Granted In 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2019
Number of Warrants, Granted	1,143,436
Weighted Average Exercise, Granted	€ 96.98
Weighted Average Life, Granted	105 months
Granted In 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Year of grant	2020
Number of Warrants, Granted	1,469,034
Weighted Average Exercise, Granted	€ 137.63
Weighted Average Life, Granted	117 months